Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Group’s audited consolidated financial statements for the years ended December 31, 2025, 2024 and 2023.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Group believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for the year ended December 31, 2025. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results for the full year.

Subsidiaries are those entities in which the Group, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

All intercompany transactions and balances among the Group and its subsidiaries have been eliminated upon consolidation.

A non-controlling interest is recognized to reflect the portion of the subsidiaries’ equity which is not attributable, directly or indirectly, to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income and other comprehensive income are attributed to controlling and non-controlling interests respectively.

Use of estimates

(b) Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, assessment for impairment of long-lived assets, write-down for inventories, impairment loss of prepayments and other current assets, accounting for deferred income taxes and valuation allowance for deferred tax assets, as well as fair value determination of convertible notes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

Intangible assets, net

(c) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful lives
Customer relationship	8 years
Exclusive contractual technology license	8 years
Software copyright	8 years

Impairment of long-lived assets

(d) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Fair value measurement

(e) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial assets and liabilities primarily include cash and cash equivalent, accounts receivable, amounts due from a related party, other receivables (included in prepayments and other current assets), accounts payable, warrant liabilities, amounts due to related parties, convertible notes, and other payables (included in accrued expenses and other current liabilities).

The warrant liabilities are measured at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level I of fair value measurements.

Convertible notes are measured at fair value using unobservable inputs and categorized in Level III of the fair value hierarchy, see Note 12.

The Group’s non-financial assets, such as property and equipment as well as intangible assets, would be measured at fair value only if they were determined to be impaired.

Liabilities Measured at Fair Value on a Recurring Basis

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of June 30, 2026 and December 31, 2025.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of June 30, 2026 (Unaudited)	$72	$-	$-	$72
As of December 31, 2025	$87	$-	$-	$87
Convertible notes:
As of June 30, 2026 (Unaudited)	$-	$-	$2,985	$2,985
As of December 31, 2025	$-	$-	$11,126	$11,126

Warrant liabilities

As of June 30, 2026 and December 31, 2025, the fair value of the Private Warrants were US$0.04 and US$0.05 per warrant, with an exercise price of US$230.0 per share, and the Representative Warrants were US$0.08 and US$0.10 per warrant, with an exercise price of US$240.0 per share, respectively. The changes for warrant liabilities measured at fair value are as follows:

	Private	Representative
	Warrants	Warrants
Fair value as of December 31, 2025	$18	$69
Change in fair value	(3)	(12)
Fair value as of June 30, 2026 (Unaudited)	$15	$57

Convertible notes

The following is a reconciliation of the beginning and ending balances for convertible notes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended June 30, 2026, see Note 12 for details:

Convertible notes
Opening balance as of December 31, 2025	11,126
New convertible notes issued	$2,937
Debt issuance expenses	564
Changes in fair value of convertible notes	1,956
Conversion to Class B ordinary shares	(13,598)
Ending balance as of June 30, 2026 (Unaudited)	$2,985

Warrants

(f) Warrants

The Group does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.

Management evaluates all of its financial instruments, including issued warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. In accordance with ASC 825-10 “Financial Instruments”, offering costs attributable to the issuance of the warrant liabilities are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss as incurred.

The Group issued 350,000 private warrants (“Private Warrants”), 690,000 representative warrants (“Representative Warrant”) and 13,800,000 public warrants (“Public Warrants”) in connection with its Transactions. The Public Warrants met the criteria for equity classification and are recorded as additional paid-in capital on the Consolidated Balance Sheet at the completion of the Business Combination. The Private Warrants contain exercise and settlement features that may change with a change in the holder, which precludes the Private Warrants from being indexed to the Company’s own stock. For Representative Warrants, net cash settlement is assumed under ASC 815-40 as the Company is required to deliver registered shares to the purchasers of Representative Warrants. Therefore, both the Private Warrants and the Representative Warrants are recognized as warrant liabilities on the Consolidated Balance Sheet at fair value, with subsequent changes in fair value recognized in the Consolidated Statement of Operations and Comprehensive Loss at each reporting date until exercised.

Current expected credit loss

(g) Current expected credit loss

On January 1, 2023, the Group adopted ASC 326, Financial Instruments—Credit Losses, which requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model) using the modified retrospective transition method.

The Group’s financial assets subject to the CECL model mainly include accounts receivable, amounts due from related parties and prepaid expenses and other current assets.

For accounts receivable, the Group estimates the loss rate based on historical experience, the age of the receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. For amounts due from related parties and other current assets, we review them on a periodic basis and make allowances on an individual basis when there is doubt as to the collectability. These amounts are written off after all collection efforts have been exhausted.

For the six months ended June 30, 2026 and 2025, the Group did not record any allowance for expected credit losses or any reversal of previously recognized allowance from continuing operations.

Impairment loss of non-financial assets

(h) Impairment loss of non-financial assets

Advance to suppliers and prepayments represent amounts paid in advance for goods or services to be received in the future. Such amounts do not represent financial assets as they do not give rise to a contractual right to receive cash or another financial instrument, and therefore are not within the scope of ASC 326 Financial Instruments—Credit Losses.

The Group evaluates the recoverability of advance to suppliers and prepayments at each reporting date. When events or changes in circumstances indicate that the carrying amount of prepayments may not be recoverable, the Group assesses whether it is probable that the prepaid amounts will not be realized through the receipt of goods or services, or through refund.

Indicators of impairment may include, but are not limited to, significant financial difficulties of the counterparty, bankruptcy or insolvency, disputes regarding performance under the underlying agreements, cancellation or termination of contracts, or other adverse changes in the business environment that affect the counterparty’s ability to fulfill its obligations.

If it is determined that the carrying amount is not recoverable, an impairment loss is recognized in the amount by which the carrying value of the prepayments exceeds the amount expected to be recovered.

Estimates of recoverability involve significant judgment and are based on available information regarding the financial condition of counterparties and the status of the underlying arrangements.

For the six months ended June 30, 2026, the Group recognized an impairment loss of US$0.03 million from continuing operations, which was subsequently written off. No impairment loss or write-off was recognized from continuing operations during the six months ended June 30, 2025.

Convertible notes

(i) Convertible notes

Under the Fair Value Option Subsection of ASC Subtopic 825-10, Financial Instruments – Overall (“ASC 825”), the Group has an irrevocable option to designate certain financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in the statement of operations. Changes in fair value do not include accrued interest on debt instruments. Any changes in the fair value of liabilities resulting from changes in instrument-specific credit risk are reported in other comprehensive (loss) gain. The Group separately measures changes attributed to instrument-specific credit risk by calculating the difference between the overall change in the fair value of the instrument and the change attributed to fluctuations in the relevant risk-free.

The Group elected the fair value option for its convertible notes, and the Group believes the fair value option best reflects the economics of the underlying transaction. See Note 12 for details.

Commitments and contingencies

(j) Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

(k) Revenue recognition

The Group’s revenues are generated from operational management and delivery services and sales of smart electric vehicles.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Group applies the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised smart electric vehicles is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those products net of business tax and value added tax. Revenue recognition policy for the revenue stream is as follows:

Operational management and delivery services

The Group provides operational management services and intelligent solutions, including workforce management and delivery service solutions, to enterprise customers. The Group enters into service agreements with customers and is responsible for organizing and managing service personnel, monitoring service completion, and settling service fees with contracted freelancers.

During the period from June 15, 2026 to June 30, 2026, all operational management service revenue was derived from delivery service solutions. The Group concluded that each completed delivery order represents a single performance obligation. Customers obtain the benefit of the delivery services when the delivery order is completed in accordance with the agreed service requirements. The Group charges customers a fixed fee per completed delivery order, subject to adjustments based on predefined performance criteria. Revenue is recognized at a point in time when the delivery order is completed and accepted by the customer, as the Group obtains an enforceable right to consideration only upon completion of the required services.

The Group acts as a principal in these arrangements as it controls the services before they are transferred to customers, is primarily responsible for fulfilling the service obligations, and bears the related operational risks. Accordingly, revenue is recognized on a gross basis based on the completed delivery orders at the contractual rates.

Sales of smart electric vehicles

The Group generates revenue from sales of smart electric vehicles through purchase orders. The Group identified only one performance obligation to provide customers with vehicles, at a fixed price stated in the purchase orders. Full prepayment is required before or upon the Group’s delivery of the vehicles. Revenue is recognized at a point of time upon the customer’s acceptance of the smart electric vehicles. The Group is deemed as the principal, recognizing revenue on a gross basis as the Group is primary responsible for fulfilling the contract, bears the inventory risk, and has the discretion in establishing the sales price.

In the normal course of business, the Group’s warranties are required by the law and related to the risk of purchasing defective products. In addition, the Group would not sell a warranty separately. Accordingly, warranty costs are treated as a cost of fulfillment subject to accrual, rather than a performance obligation. The Group recognize the warranty when actual repair or replacement incur as the amount of loss cannot be reasonably estimated due to the very short experience in sales of vehicles.

In the instance that a customer selects to pay by installments for vehicles under an auto financing program provided to the customers by the Group, such arrangement contains a significant financing component and as a result, the transaction price is adjusted to reflect the impact of time value of the transaction price using an applicable discount rate (i.e. the interest rates of the loan reflecting the credit risk of the borrower). Interest income from such arrangements with a significant financing component is presented as other income. Receivables related to the vehicle installment payment are expected to be repaid by customers beyond one year of the dates of the financial statements are recognized as non-current assets. The difference between the gross receivable and the respective present value is recorded as unearned interest income. Interest income from such arrangements with a significant financing component is presented separately from revenue from contracts with customers.

The following table identifies the disaggregation of the Group’s revenues from continuing operations for the six months ended June 30, 2026 and 2025, respectively:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Operational management and delivery services	$54,371	$-
Sales of smart electric vehicles	700	572
Total	$55,071	$572

Share-based compensation

(l) Share-based compensation

Share-based awards granted to eligible employees, officers, directors, and non-employees, including unvested shares, are measured at fair value on grant date and are classified as equity awards in accordance with ASC 718, Compensation-Stock Compensation.

For the share-based awards granted with only service conditions that have a graded vesting schedule, share-based compensation expenses are recognized using the graded vesting method, over the requisite service period, which is generally the vesting period. The Group elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

The Group’s share-based awards primarily consist of restricted share awards, the details of which are disclosed in Note 15. The fair value of restricted shares granted is determined based on the fair value of the underlying ordinary shares of AIIO on the grant date, which is based on the quoted market price of AIIO’s ordinary shares on the Nasdaq Global Market.

Income taxes

(m) Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 (US$14,572). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group accrued no income tax payable from continuing operations for the six months ended June 30, 2026 and 2025. The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its unaudited condensed consolidated statements of operations and comprehensive income (loss) for the six months ended June 30, 2026 and 2025, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Foreign currency transactions and translations

(n) Foreign currency transactions and translations

The functional and reporting currency of the Group is the United States Dollar (“US$”). The Group’s operating subsidiaries in China, Dubai, Japan and the United States use their respective currencies Renminbi (“RMB”), United Arab Emirates Dirham (“AED”), Japanese Yen (“JPY”), and US$ as their functional currencies.

The results of operations and the unaudited condensed consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in unaudited condensed consolidated statements of changes in shareholders’ equity (deficit). Gains and losses from foreign currency transactions are included in the financial expenses in unaudited condensed consolidated statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	As of June 30,	As of December 31,
Balance sheet items, except for equity accounts	2026	2025
US$ against RMB	6.7851	6.9931
US$ against AED	3.6727	3.6728
US$ against JPY	162.6100	*
	For the six months ended June 30,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2026	2025
US$ against RMB	6.8624	7.2526
US$ against AED	3.6730	3.6728
US$ against JPY	158.1514	*
*	There is no JPY transaction during the periods presented.

No representation is made that the RMB, AED and JPY amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Income (loss) per share

(o) Income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic income (loss) per share as of the date that all necessary conditions have been satisfied. Net income (loss) are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted income (loss) per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting

(p) Segment reporting

The Group organized its operations into two operating segments. The segments reflect the way the Group evaluates its business performance and manages its operations by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performances of the Group.

The Group determined it has two operating segments: (1) operational management and delivery services and (2) sales of smart electric vehicles. The Group’s reportable segments are strategic business units that offer different products and services. They are managed separately due to differences in their operating processes, target customers, and resource allocation requirements. Segment disclosures are included in Note 20 Segment Reporting.

Geographic information

The Group’s long-lived assets were primarily located in Japan, the United Arab Emirates and the British Virgin Islands. The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Japan	$711	$-
The British Virgin Islands	285	-
The United Arab Emirates	162	152
Total	$1,158	$152

Long-lived assets as presented above mainly include property and equipment and right-of-use assets.

Discontinued operation

(q) Discontinued operation

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income separate from the net loss of continuing operations in accordance with ASC 205-20-45.

The Group disposed of ICONIQ in February 2026, which met all the conditions required in order to be classified as a discontinued operation (Note 4). Accordingly, the operating results of ICONIQ are reported as a gain from discontinued operations in the accompanying unaudited condensed consolidated financial statements for all periods presented.

Certain comparative amounts as of December 31, 2025 have been reclassified to separately present the assets and liabilities of ICONIQ as discontinued operations in accordance with ASC 205-20-45-10. These reclassifications had no impact on the previously reported total assets, total liabilities, or shareholders’ deficit.

Asset acquisition

(r) Asset acquisition

The Group measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. Goodwill is not recognized in asset acquisitions. In an asset acquisition, the cost allocated to transfer costs of ownership is charged to general and administrative expenses at the acquisition date.

Business combination

(s) Business combination

The Group accounted for its business combination using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

Goodwill

(t) Goodwill

Goodwill represents the difference between the purchase price and the fair value of assets and liabilities acquired in a business combination. Goodwill is not amortized. The Group reviews goodwill for impairment annually on the first day of its fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. The Group reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment.

Recent accounting pronouncements

(u) Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Group is evaluating the impact the updated guidance will have on its unaudited condensed consolidated financial statements and disclosures.

In January 2025, the Financial Accounting Standards Board (“FASB”) updated 2025-01: Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. Public business entities must adopt the guidance in Update 2024-03 for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The update clarifies that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Group is evaluating the impact the updated guidance will have on its unaudited condensed consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Company for its for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-05 will have on its unaudited condensed consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact that this update will have on the unaudited condensed consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the unaudited condensed consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The purpose of this update is to improve the clarity and organization of interim reporting guidance and to enhance the disclosure requirements applicable to interim financial statements. ASU 2025-11 does not change the fundamental principles of interim reporting but clarifies the scope and presentation of required disclosures. A public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2027. An entity other than a public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2028. The Group is currently evaluating the impact that this update will have on the unaudited condensed consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its unaudited condensed consolidated financial condition, results of operations, cash flows or disclosures.